Note 35 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee And Commission Income Expenses
DemandAccountsExpenses	€ 11,000,000	€ 18,000,000
Credit and debit cards	621,000,000	798,000,000
Transfers and other payment orders Expenses	83,000,000	65,000,000
Commissions for selling insurance	25,000,000	26,000,000
SecuritiesAdministrationAndCustody	25,000,000	16,000,000
Other fee and commissions	259,000,000	268,000,000
Total Fee and commission expense (Income Statement)	€ (1,024,000,000)	€ (1,191,000,000)